CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of long-lived assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 81,094	$ 77,390
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	56,531	57,413
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	10,314	9,046
Peru [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	6,447	5,011
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 7,802	$ 5,920